United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: 10/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 48.88% for Institutional Shares, 48.52% for Service Shares and 48.87% for Class R6 Shares. The total return of the Standard and Poor’s MidCap 400® Index (S&P 400)1, the Fund’s broad-based securities market index, was 48.90% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 400). During the reporting period, the Fund’s investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund’s performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 400.
Market Overview
During the reporting period, the domestic equity market put in a strong performance as evidenced by the 43.65% return of the S&P Composite 1500® Index.2 Small-cap stocks led the market with the S&P SmallCap 600® Index3 returning 58.94% for the period. Mid-cap stock performance trailed that of its smaller peers as evidenced by the S&P 400 returning 48.90%. Large-cap stocks, as represented by the S&P 500® Index,4 returned 42.91% for the period. The largest 100 stocks in the S&P Composite 1500® Index, the S&P 100® Index,5 had the worst performance of the market cap segments but still managed to return a robust 42.81% for the period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 45.07% compared to the 42.54% return of the S&P Composite 1500® Value Index.7
Within the S&P 400, all 11 sectors 8 generated positive returns during the reporting period. Energy led the way, advancing 124.76%, followed by Financials (61.06%) and Consumer Discretionary (57.26%). The Consumer Staples (16.80%) sector posted the weakest results, followed by Utilities (21.89%) and Health Care (27.88%).
Annual Shareholder Report
1

Enphase Energy, Inc. (Information Technology), Signature Bank (Financials) and Caesars Entertainment, Inc. (Consumer Discretionary) posted the strongest contribution to performance in the S&P 400, while Quidel Corporation (Health Care), The Boston Beer Company, Inc. Class A (Consumer Staples) and Amedisys, Inc. (Health Care) detracted the most from S&P 400 performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund primarily consisted of overweighting and underweighting stocks relative to the S&P 400 based upon Fund management’s quantitative analysis of the securities. The Fund also invested in stocks not represented in the S&P 400 issued in initial public offerings (IPOs). 9 During the reporting period, the Fund underperformed the S&P 400 by -0.02% on a net basis and outperformed the S&P 400 by 0.43% on a gross basis. Both the quantitative and IPO strategies contributed positively to performance. The Fund invested in S&P 400 futures10 to provide equity exposure for the Fund’s cash balances, reducing tracking error to the Fund’s benchmark. Given the strong up-market, the futures hedging strategy had a positive effect on the Fund’s overall performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2
The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P 400 and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
4
The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
6
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P 400 and the S&P SmallCap 600® Index.*
7
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P 400 and the S&P SmallCap 600® Index.*
8
Sector classifications are based upon the classification of the Global Industry Classification Standard.
9
Investing in IPOs involves special risks such as limited liquidity and increased volatility.
10
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Mid-Cap Index Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Standard & Poor’s MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2021
	1 Year	5 Years	10 Years
Institutional Shares[3]	48.88%	14.65%	13.67%
Service Shares	48.52%	14.35%	13.40%
Class R6 Shares[3]	48.87%	14.66%	13.55%
S&P 400	48.90%	14.89%	13.90%

Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The S&P 400 Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The Fund’s Institutional Shares commenced operations on January 4, 2012. The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	18.1%
Consumer Discretionary	14.7%
Financials	14.4%
Information Technology	14.0%
Health Care	10.2%
Real Estate	9.7%
Materials	5.8%
Consumer Staples	3.3%
Utilities	3.0%
Energy	2.1%
Communication Services	1.9%
Securities Lending Collateral[2]	0.2%
Cash Equivalents[3]	3.0%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(0.5)%
TOTAL[6]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400® Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.1%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2021
Shares			Value
	[1]	COMMON STOCKS—97.2%
		Communication Services—1.9%
933		Cable One, Inc.	$1,596,559
25,250	[2]	Iridium Communications, Inc.	1,023,887
26,284		New York Times Co., Class A	1,434,844
42,879		Tegna, Inc.	843,001
20,409		Telephone and Data System, Inc.	382,465
19,325	[2]	TripAdvisor, Inc.	637,145
7,483		Wiley (John) & Sons, Inc., Class A	405,354
9,095		World Wrestling Entertainment, Inc.	555,614
12,950	[2]	Yelp, Inc.	500,258
10,460	[2]	Ziff Davis, Inc.	1,341,704
		TOTAL	8,720,831
		Consumer Discretionary—14.7%
18,469	[2]	Adient PLC	768,680
19,977		American Eagle Outfitters, Inc.	474,254
7,665	[2]	AutoNation, Inc.	928,385
32,135		Block (H&R), Inc.	741,354
18,608	[2]	Boyd Gaming Corp.	1,186,818
13,812		Brunswick Corp.	1,285,759
14,552	[2]	Callaway Golf Co.	393,632
32,077	[2]	Capri Holdings Ltd.	1,707,780
8,540		Carter’s, Inc.	841,361
6,023		Choice Hotels International, Inc.	846,954
5,418		Churchill Downs, Inc.	1,246,140
6,861		Columbia Sportswear Co.	712,446
2,774		Cracker Barrel Old Country Store, Inc.	369,414
11,202	[2]	Crocs, Inc.	1,808,563
27,773		Dana, Inc.	616,283
4,991	[2]	Deckers Outdoor Corp.	1,972,992
10,430		Dick’s Sporting Goods, Inc.	1,295,510
10,336	[2]	Five Below, Inc.	2,039,293
16,259		Foot Locker, Inc.	775,067
8,046	[2]	Fox Factory Holding Corp.	1,295,004
11,419	[2,3]	GameStop Corp.	2,095,501
45,320		Gentex Corp.	1,603,875
64,604	[2]	Goodyear Tire & Rubber Co.	1,235,228
Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
668		Graham Holdings Co.	$391,348
8,809	[2]	Grand Canyon Education, Inc.	702,077
29,438		Harley-Davidson, Inc.	1,074,193
3,493	[2]	Helen of Troy Ltd.	785,750
4,423		Jack in the Box, Inc.	437,656
11,395		KB HOME	457,509
32,812		Kohl’s Corp.	1,592,366
9,590		Lear Corp.	1,648,042
5,693		Lithia Motors, Inc.	1,817,319
8,138		Marriott Vacations Worldwide Corp.	1,279,456
62,092	[2]	Mattel, Inc.	1,354,227
4,538		Murphy USA, Inc.	739,467
22,017	[2]	Nordstrom, Inc.	632,548
11,801	[2]	Ollie’s Bargain Outlet Holding, Inc.	798,456
5,742		Papa Johns International, Inc.	712,467
10,465		Polaris, Inc., Class A	1,202,952
3,181	[2]	RH	2,098,283
17,752	[2]	Scientific Games Corp.	1,421,048
34,331		Service Corp. International	2,351,330
9,060	[2]	Six Flags Entertainment Corp.	372,638
24,622	[2]	Skechers USA, Inc., Class A	1,137,783
30,000	[2]	Solo Brands, Inc.	550,800
24,685	[2]	Taylor Morrison Home Corp.	753,633
35,240		Tempur Sealy International, Inc.	1,567,123
13,321		Texas Roadhouse, Inc.	1,183,038
34,717		The Wendy’s Co.	774,189
8,213		Thor Industries, Inc.	837,397
22,036		Toll Brothers, Inc.	1,325,906
6,165	[2]	TopBuild Corp.	1,584,220
19,770		Travel + Leisure Co.	1,074,302
30,680	[2]	Tri Pointe Homes, Inc.	742,149
13,445	[2]	Urban Outfitters, Inc.	429,299
14,523	[2]	Victoria’s Secret & Co.	732,976
5,597	[2]	Visteon Corp.	633,468
14,973		Williams-Sonoma, Inc.	2,780,935
4,298		Wingstop, Inc.	741,276
16,630		Wyndham Hotels & Resorts, Inc.	1,404,736
Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
18,246	[2]	YETI Holdings, Inc.	$1,794,129
		TOTAL	68,156,784
		Consumer Staples—3.3%
25,426	[2]	BJ’s Wholesale Club Holdings, Inc.	1,485,895
6,738		Casey’s General Stores, Inc.	1,290,597
57,373	[2]	Coty, Inc. - CL A	486,523
32,640	[2]	Darling Ingredients, Inc.	2,758,733
12,702		Energizer Holdings, Inc.	463,242
35,976		Flowers Foods, Inc.	890,406
17,847	[2]	Grocery Outlet Holding Corp.	396,025
14,298	[2]	Hain Celestial Group, Inc.	641,551
11,840		Ingredion, Inc.	1,127,523
3,392		Lancaster Colony Corp.	576,640
9,961		Nu Skin Enterprises, Inc., Class A	399,934
29,259	[2]	Performance Food Group Co.	1,323,385
7,429	[2]	Pilgrim’s Pride Corp.	209,201
10,381	[2]	Post Holdings, Inc.	1,053,464
5,043		Sanderson Farms, Inc.	955,396
22,911	[2]	Sprouts Farmers Market, Inc.	507,250
1,315	[2]	The Boston Beer Co., Inc., Class A	647,611
7,200	[2]	Vita Coco Co., Inc./The	97,200
		TOTAL	15,310,576
		Energy—2.1%
59,939		Antero Midstream Corp.	637,751
35,732	[2]	Championx Corp.	937,250
43,706	[2]	CNX Resources Corp.	638,545
18,742		DT Midstream, Inc.	898,866
45,220	[2]	EQT Corp.	900,330
79,269		Equitrans Midstream Corp.	817,263
20,437		HollyFrontier Corp.	690,771
28,721		Murphy Oil Corp.	799,306
75,022	[2]	NOV Inc.	1,051,809
45,951		Targa Resources, Inc.	2,512,141
		TOTAL	9,884,032
		Financials—14.4%
7,309		Affiliated Managers Group	1,227,035
2,202	[2]	Alleghany Corp.	1,434,339
11,835		American Financial Group, Inc.	1,610,033
Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
30,264		Associated Banc-Corp.	$674,282
7,303		Bank of Hawaii Corp.	617,104
27,732		Bank OZK	1,238,789
16,263	[2]	Brighthouse Financial, Inc.	816,891
34,504		Cadence Bank	1,001,306
13,291		Cathay Bancorp, Inc.	560,747
17,380		CIT Group Holdings, Inc.	860,831
21,674		CNO Financial Group, Inc.	523,210
19,290		Commerce Bancshares, Inc.	1,360,138
8,482		Cullen Frost Bankers, Inc.	1,098,419
29,068		East West Bancorp, Inc.	2,310,325
25,454		Essent Group Ltd.	1,221,792
6,984		Evercore, Inc., Class A	1,060,451
7,052		FactSet Research Systems	3,130,312
18,286		Federated Hermes, Inc.	609,107
19,586		First American Financial Corp.	1,432,520
6,999		First Cash, Inc.	619,202
18,632		First Financial Bankshares, Inc.	945,015
86,914		First Horizon Corp.	1,474,931
62,729		FNB Corp. (PA)	730,793
27,094		Fulton Financial Corp.	436,213
19,162		Glacier Bancorp, Inc.	1,059,467
14,989		Hancock Whitney Corp.	741,656
8,220		Hanover Insurance Group, Inc.	1,035,720
29,691		Home Bancshares, Inc.	705,458
12,538		Interactive Brokers Group, Inc., Class A	888,317
8,708		International Bancshares Corp.	369,219
30,681		Janus Henderson Group PLC	1,426,667
35,168		Jefferies Financial Group, Inc.	1,512,224
11,666		Kemper Corp.	740,558
2,595		Kinsale Capital Group, Inc.	485,654
4,133		Mercury General Corp.	225,207
76,915		MGIC Investment Corp.	1,242,946
29,029		Navient Corp.	571,871
85,979		New York Community Bancorp, Inc.	1,068,719
50,446		Old Republic International Corp.	1,303,020
20,526		PacWest Bancorp	974,369
13,520		Pinnacle Financial Partners, Inc.	1,305,626
Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
8,723		Primerica, Inc.	$1,467,558
13,218		PROG Holdings, Inc.	534,668
17,756		Prosperity Bancshares, Inc.	1,337,204
12,893		Reinsurance Group of America	1,522,406
8,968		RenaissanceRe Holdings Ltd.	1,271,662
6,897		RLI Corp.	747,014
18,995		SEI Investments Co.	1,197,445
10,500		Selective Insurance Group, Inc.	822,885
10,332		Signature Bank	3,077,076
68,406		SLM Corp.	1,255,250
37,385		Sterling Bancorp	951,448
22,539		Stifel Financial Corp.	1,642,417
25,863		Synovus Financial Corp.	1,204,957
13,149	[2]	Texas Capital Bancshares, Inc.	796,829
5,495		UMB Financial Corp.	543,016
29,305		Umpqua Holdings Corp.	599,287
25,093		United Bankshares, Inc.	928,190
39,284		Unum Group	1,000,564
93,074		Valley National Bancorp	1,234,161
11,172		Washington Federal, Inc.	395,042
15,896		Webster Financial Corp. Waterbury	889,540
9,910		Wintrust Financial Corp.	877,035
		TOTAL	66,946,137
		Health Care—10.2%
20,189	[2]	Acadia Healthcare Co., Inc.	1,251,718
6,260	[2]	Amedisys, Inc.	1,060,068
22,590	[2]	Arrowhead Pharmaceuticals, Inc.	1,441,694
3,334	[2]	Aura Biosciences, Inc.	49,343
2,985		Chemed Corp.	1,439,516
5,016	[2]	Emergent BioSolutions, Inc.	239,113
17,738		Encompass Health Corp.	1,127,427
28,668	[2]	Envista Holdings Corp.	1,120,919
60,074	[2]	Exelixis, Inc.	1,292,192
17,064	[2]	Globus Medical, Inc.	1,316,829
10,011	[2]	Haemonetics Corp.	687,856
27,218	[2]	Halozyme Therapeutics, Inc.	1,036,189
16,043	[2]	HealthEquity, Inc.	1,061,726
11,821		Hill-Rom Holdings, Inc.	1,831,073
Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
3,846	[2]	ICU Medical, Inc.	$900,464
12,746	[2]	Integra Lifesciences Corp.	847,099
11,579	[2]	Jazz Pharmaceuticals Plc.	1,540,470
6,089	[2]	LHC Group, Inc.	819,518
9,513	[2]	Livanova PLC	729,837
9,312	[2]	Masimo Corp.	2,640,324
5,301	[2]	Medpace Holdings, Inc.	1,200,942
19,333	[2]	Minerva Surgical, Inc.	180,957
11,549	[2]	Molina Healthcare, Inc.	3,415,270
20,466	[2]	Nektar Therapeutics	310,265
19,161	[2]	Neogen Corp.	810,702
17,866	[2]	Neurocrine Biosciences, Inc.	1,883,255
10,243	[2]	NuVasive, Inc.	546,566
24,766	[2]	Option Care Health, Inc.	676,855
2,400	[2]	Paragon 28, Inc.	50,496
8,953		Patterson Cos., Inc.	279,871
5,581	[2]	Penumbra, Inc.	1,543,426
25,580		Perrigo Co. PLC	1,154,937
9,110	[2]	Progyny, Inc.	559,627
5,467	[2]	Quidel Corp.	725,854
26,690	[2]	R1 RCM, Inc.	579,173
9,491	[2]	Repligen Corp.	2,757,135
16,667	[2]	Sonendo, Inc.	153,336
8,904	[2]	Staar Surgical Co.	1,054,768
21,353	[2]	Syneos Health, Inc.	1,993,089
11,948	[2]	Tandem Diabetes Care, Inc.	1,628,871
22,656	[2]	Tenet Healthcare Corp.	1,623,529
8,047	[2]	United Therapeutics Corp.	1,535,046
		TOTAL	47,097,345
		Industrials—18.1%
6,318		Acuity Brands, Inc.	1,297,907
29,796	[2]	AECOM	2,037,153
11,037		AGCO Corp.	1,348,832
9,340	[2]	ASGN, Inc.	1,117,624
9,005	[2]	Avis Budget Group, Inc.	1,560,657
12,324	[2]	Axon Enterprise, Inc.	2,217,827
8,935		Brinks Co. (The)	615,443
34,010	[2]	Builders Firstsource, Inc.	1,981,763
Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
4,505	[2]	CACI International, Inc., Class A	$1,295,818
10,687		Carlisle Cos., Inc.	2,382,346
11,383	[2]	Clean Harbors, Inc.	1,281,043
23,108	[2]	Colfax Corp.	1,192,835
11,475		Crane Co.	1,185,138
7,782		Curtiss Wright Corp.	993,606
22,385		Donaldson Co., Inc.	1,343,324
5,940	[2]	Dycom Industries, Inc.	471,755
9,518		Emcor Group, Inc.	1,156,342
8,398		EnerSys, Inc.	672,176
25,192		Flowserve Corp.	846,955
14,658	[2]	Fluor Corp.	284,952
6,624	[2]	FTI Consulting, Inc.	953,326
4,033		GATX Corp.	382,530
30,658		Graco, Inc.	2,304,868
18,654	[2]	GXO Logistics, Inc.	1,656,475
16,169	[2]	Hexcel Corp.	917,429
9,774		Hubbell, Inc.	1,948,642
20,868	[2]	IAA, Inc.	1,244,776
6,197		Insperity, Inc.	774,625
15,352		ITT Corp.	1,444,163
61,358	[2]	Jet Blue Airways Corp.	860,853
24,635	[2]	KAR Auction Services, Inc.	361,395
24,785		KBR, Inc.	1,051,875
16,586		Kennametal, Inc.	659,294
15,227	[2]	Kirby Corp.	798,047
31,361		Knight-Swift Transportation Holdings, Inc.	1,777,855
5,697		Landstar System, Inc.	1,001,590
6,430		Lennox International, Inc.	1,924,370
10,600		Lincoln Electric Holdings	1,509,440
9,607		Manpower, Inc.	928,517
12,930	[2]	Mastec, Inc.	1,152,451
5,658	[2]	Mercury Systems, Inc.	291,613
9,984	[2]	Middleby Corp.	1,821,481
18,998		Miller Herman, Inc.	739,402
6,423		MSA Safety, Inc.	982,912
8,590		MSC Industrial Direct Co.	722,161
9,767		Nordson Corp.	2,482,869
Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
37,470		nVent Electric PLC	$1,328,311
14,622		OshKosh Truck Corp.	1,564,554
18,514		Owens Corning, Inc.	1,729,393
12,148		Regal Rexnord Corp.	1,850,505
12,610		Ryder System, Inc.	1,071,220
4,669	[2]	Saia, Inc.	1,459,716
11,177		Science Applications International Corp.	1,003,471
7,874		Simpson Manufacturing Co., Inc.	835,353
16,385	[2]	Stericycle, Inc.	1,096,484
33,781	[2]	SunRun, Inc.	1,948,488
17,648		Terex Corp.	790,630
9,721		Tetra Tech, Inc.	1,707,591
13,405		Timken Co.	951,085
21,781		Toro Co.	2,079,432
19,216	[2]	Trex Co., Inc.	2,044,582
7,308		Trinity Industries, Inc.	204,989
31,458	[2]	Univar, Inc.	804,696
3,725		Valmont Industries, Inc.	890,126
5,281		Watsco, Inc.	1,529,272
6,698		Werner Enterprises, Inc.	303,553
12,070		Woodward, Inc.	1,363,306
17,619	[2]	XPO Logistics, Inc.	1,511,710
		TOTAL	84,044,922
		Information Technology—14.0%
22,976	[2]	ACI Worldwide, Inc.	704,904
11,346		Alliance Data Systems Corp.	967,247
16,938		Amkor Technology, Inc.	371,281
12,836	[2]	Arrow Electronics, Inc.	1,485,767
7,200	[2]	Arteris, Inc.	160,920
12,833	[2]	Aspen Technology, Inc.	2,010,803
375	[2]	AvidXchange Holdings, Inc.	8,336
18,094		Avnet, Inc.	689,562
7,508		Belden, Inc.	452,057
8,040	[2]	Blackbaud, Inc.	570,920
14,136		Brooks Automation, Inc.	1,646,137
22,037		CDK Global, Inc.	959,050
7,097	[2]	Cerence, Inc.	746,108
24,437	[2]	Ciena Corp.	1,326,685
Annual Shareholder Report
13

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
11,089	[2]	Cirrus Logic, Inc.	$896,102
7,045		CMC Materials, Inc.	904,367
32,583		Cognex Corp.	2,853,945
4,362	[2]	Coherent, Inc.	1,109,693
7,885	[2]	Commvault Systems, Inc.	484,928
7,625	[2]	Concentrix Corp.	1,354,810
13,283	[2]	Digital Turbine, Inc.	1,143,135
10,183	[2]	Envestnet, Inc.	850,281
5,262	[2]	Fair Isaac & Co., Inc.	2,095,328
16,089	[2]	First Solar, Inc.	1,924,084
30,907		Genpact Ltd.	1,525,261
15,787	[2]	II-VI, Inc.	955,271
26,139		Jabil, Inc.	1,567,294
28,335	[2]	Lattice Semiconductor Corp.	1,967,582
4,369		Littelfuse, Inc.	1,286,889
13,383	[2]	LiveRamp Holdings, Inc.	716,124
14,466	[2]	Lumentum Holdings, Inc.	1,194,602
13,023	[2]	Manhattan Associates, Inc.	2,364,195
10,792		Maximus, Inc.	912,679
11,214	[2]	Mimecast Ltd.	845,984
10,474		MKS Instruments, Inc.	1,571,624
25,499		National Instruments Corp.	1,082,943
23,067	[2]	NCR Corp.	912,069
21,606	[2]	NetScout Systems, Inc.	584,658
7,076	[2]	Paylocity Corp.	2,159,171
6,525	[2]	Qualys, Inc.	812,232
40,016	[2]	Sabre Corp.	415,366
12,501	[2]	SailPoint Technologies Holding	599,798
12,498	[2]	Semtech Corp.	1,062,705
7,353	[2]	Silicon Laboratories, Inc.	1,387,952
9,777	[2]	Solaredge Technologies, Inc.	3,467,706
15,252	[2,3]	SunPower Corp.	513,382
6,243	[2]	Synaptics, Inc.	1,214,701
9,467		Synnex Corp.	994,035
24,306	[2]	Teradata Corp.	1,374,747
8,193		Universal Display Corp.	1,500,958
9,220	[2]	ViaSat, Inc.	550,342
26,480		Vishay Intertechnology, Inc.	508,946
Annual Shareholder Report
14

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
32,187		Vontier Corp.	$1,088,886
8,495	[2]	WEX, Inc.	1,271,702
19,376	[2]	Wolfspeed, Inc.	2,327,251
27,353		Xerox Holdings Corp.	486,883
		TOTAL	64,940,388
		Materials—5.8%
11,780		Aptargroup, Inc.	1,422,788
10,589		Ashland Global Holdings, Inc.	1,016,650
15,872		Avient Corp.	855,183
9,575		Cabot Corp.	510,826
37,449		Chemours Co./The	1,049,321
74,256	[2,3]	Cleveland-Cliffs, Inc.	1,790,312
22,747		Commercial Metals Corp.	731,999
6,683		Compass Minerals International, Inc.	438,405
9,308		Eagle Materials, Inc.	1,380,935
4,203		Greif, Inc., Class A	271,850
7,502	[2]	Ingevity Corp.	584,481
21,076		Louisiana-Pacific Corp.	1,242,009
5,578		Minerals Technologies, Inc.	395,703
1,459		Newmarket Corp.	496,075
31,014		Olin Corp.	1,767,178
11,626		Reliance Steel & Aluminum Co.	1,699,256
12,482		Royal Gold, Inc.	1,235,968
24,420		RPM International, Inc.	2,129,424
5,980		Scotts Miracle-Gro Co.	887,791
7,288		Sensient Technologies Corp.	696,733
14,372		Silgan Holdings, Inc.	577,754
17,382		Sonoco Products Co.	1,007,287
32,267		Steel Dynamics, Inc.	2,132,203
48,541		United States Steel Corp.	1,280,997
31,892		Valvoline, Inc.	1,083,052
2,060		Worthington Industries, Inc.	111,899
		TOTAL	26,796,079
		Real Estate—9.7%
24,956		American Campus Communities, Inc.	1,340,636
29,525		Apartment Income REIT Corp.	1,582,835
63,821		Brixmor Property Group, Inc.	1,495,964
19,945		Camden Property Trust	3,253,030
Annual Shareholder Report
15

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
8,422		Coresite Realty Corp.	$1,199,798
22,246		Corporate Office Properties Trust	603,312
28,516		Cousins Properties, Inc.	1,129,519
23,376		Cyrusone, Inc.	1,917,300
33,612		Douglas Emmett, Inc.	1,098,440
7,184		EastGroup Properties, Inc.	1,420,852
14,636		EPR Properties	734,874
23,053		First Industrial Realty Trust	1,342,376
33,793		Healthcare Realty Trust, Inc.	1,117,197
19,235		Highwoods Properties, Inc.	862,497
29,691		Hudson Pacific Properties, Inc.	764,543
22,812		JBG Smith Properties	658,354
10,227	[2]	Jones Lang LaSalle, Inc.	2,640,918
15,974		Kilroy Realty Corp.	1,076,328
40,154		Kite Realty Group Trust	815,126
17,925		Lamar Advertising Co.	2,029,110
14,057		Life Storage, Inc.	1,880,967
26,954		Macerich Co. (The)	487,598
98,985		Medical PPTYS Trust, Inc.	2,111,350
32,033		National Retail Properties, Inc.	1,453,017
14,248		National Storage Affiliates Trust	889,930
45,284		Omega Healthcare Investors, Inc.	1,329,538
32,338	[2]	Park Hotels & Resorts, Inc.	599,223
14,477		Pebblebrook Hotel Trust	325,153
28,240		Physicians Realty Trust	536,842
16,502		PotlatchDeltic Corp.	862,560
3,440		PS Business Parks, Inc.	611,288
24,828		Rayonier, Inc.	926,829
26,060		Rexford Industrial Realty, Inc.	1,751,232
43,361		Sabra Health Care REIT, Inc.	613,558
9,199		SL Green Realty Corp.	644,574
21,049		Spirit Realty Capital, Inc.	1,029,928
44,902		STORE Capital Corp.	1,541,486
17,890		Urban Edge Properties	313,612
		TOTAL	44,991,694
		Utilities—3.0%
10,321		Allete, Inc.	635,154
11,027		Black Hills Corp.	731,972
Annual Shareholder Report
16

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
40,856		Essential Utilities, Inc.	$1,923,092
25,360		Hawaiian Electric Industries, Inc.	1,028,602
8,870		Idacorp, Inc.	925,318
35,813		MDU Resources Group, Inc.	1,100,534
15,939		National Fuel Gas Co.	915,377
18,420		New Jersey Resources Corp.	696,460
10,195		Northwestern Corp.	579,688
30,460		OGE Energy Corp.	1,037,772
6,491		ONE Gas, Inc.	436,844
14,915		PNM Resources, Inc.	742,021
10,240		Southwest Gas Holdings, Inc.	709,120
10,198		Spire, Inc.	640,027
43,462		UGI Corp.	1,886,685
		TOTAL	13,988,666
		TOTAL COMMON STOCKS (IDENTIFIED COST $238,481,394)	450,877,454
		INVESTMENT COMPANIES—3.2%
1,112,206		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	1,112,206
13,670,771		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	13,674,872
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $14,786,139)	14,787,078
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $253,267,533)[5]	465,664,532
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(1,991,526)
		TOTAL NET ASSETS—100%	$463,673,006
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini Index	48	$13,389,120	December 2021	$464,568
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
17

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$517,889	$1,077,921	$4,786,111	$6,381,921
Purchases at Cost	$—	$32,997,312	$162,704,197	$195,701,509
Proceeds from Sales	$(102,211)	$(32,963,027)	$(153,817,493)	$(186,882,731)
Change in Unrealized Appreciation/ Depreciation	$159,656	N/A	$1,251	$160,907
Net Realized Gain/(Loss)	$33,773	N/A	$806	$34,579
Value as of 10/31/2021	$609,107	$1,112,206	$13,674,872	$15,396,185
Shares Held as of 10/31/2021	18,286	1,112,206	13,670,771	14,801,263
Dividend Income	$43,085	$518	$5,580	$49,183
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $13,389,120 at October 31, 2021, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $257,968,911.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Annual Shareholder Report
18

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.35	$20.69	$23.69	$27.75	$25.13
Income From Investment Operations:
Net investment income	0.21	0.20	0.26	0.32	0.26[1]
Net realized and unrealized gain (loss)	7.99	(0.44)	1.37	(0.01)	5.22
TOTAL FROM INVESTMENT OPERATIONS	8.20	(0.24)	1.63	0.31	5.48
Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.27)	(0.31)	(0.28)
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(3.04)	(2.10)	(4.63)	(4.37)	(2.86)
Net Asset Value, End of Period	$23.51	$18.35	$20.69	$23.69	$27.75
Total Return[2]	48.88%	(1.41)%	8.63%	0.83%	23.19%
Ratios to Average Net Assets:
Net expenses[3]	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	0.96%	1.22%	1.31%	1.28%	1.01%
Expense waiver/reimbursement[4]	0.14%	0.15%	0.12%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,614	$87,376	$161,149	$154,139	$166,962
Portfolio turnover[5]	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.37	$20.70	$23.71	$27.77	$25.15
Income From Investment Operations:
Net investment income	0.15	0.17	0.21	0.26	0.20[1]
Net realized and unrealized gain (loss)	8.00	(0.45)	1.36	(0.02)	5.21
TOTAL FROM INVESTMENT OPERATIONS	8.15	(0.28)	1.57	0.24	5.41
Less Distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.22)	(0.24)	(0.21)
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(2.98)	(2.05)	(4.58)	(4.30)	(2.79)
Net Asset Value, End of Period	$23.54	$18.37	$20.70	$23.71	$27.77
Total Return[2]	48.52%	(1.63)%	8.32%	0.56%	22.86%
Ratios to Average Net Assets:
Net expenses[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.71%	0.95%	1.08%	1.03%	0.76%
Expense waiver/reimbursement[4]	0.13%	0.13%	0.11%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$306,048	$251,645	$336,868	$434,678	$639,787
Portfolio turnover[5]	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$18.38	$20.71	$23.72	$27.78	$25.15
Income From Investment Operations:
Net investment income	0.21	0.22	0.26	0.32	0.26[1]
Net realized and unrealized gain (loss)	8.00	(0.45)	1.36	(0.01)	5.23
TOTAL FROM INVESTMENT OPERATIONS	8.21	(0.23)	1.62	0.31	5.49
Less Distributions:
Distributions from net investment income	(0.18)	(0.22)	(0.27)	(0.31)	(0.28)
Distributions from net realized gain	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(3.04)	(2.10)	(4.63)	(4.37)	(2.86)
Net Asset Value, End of Period	$23.55	$18.38	$20.71	$23.72	$27.78
Total Return[2]	48.87%	(1.35)%	8.59%	0.83%	23.23%
Ratios to Average Net Assets:
Net expenses[3]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.96%	1.21%	1.34%	1.26%	0.96%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,011	$37,590	$53,991	$46,064	$29,384
Portfolio turnover[5]	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $1,091,517 of securities loaned and $15,396,185 of investments in affiliated holdings* (identified cost $253,267,533)		$465,664,532
Cash		806
Due from broker		648,000
Receivable for investments sold		306,716
Receivable for shares sold		164,678
Income receivable		146,555
Income receivable from affiliated holdings		16,465
Receivable for variation margin on futures contracts		33,394
TOTAL ASSETS		466,981,146
Liabilities:
Payable for investments purchased	$1,341,678
Payable for collateral due to broker for securities lending	1,112,206
Payable for shares redeemed	630,057
Payable for other service fees (Notes 2 and 5)	66,408
Payable for management fee (Note 5)	9,555
Accrued expenses (Note 5)	148,236
TOTAL LIABILITIES		3,308,140
Net assets for 19,704,143 shares outstanding		$463,673,006
Net Assets Consists of:
Paid-in capital		$173,696,825
Total distributable earnings (loss)		289,976,181
TOTAL NET ASSETS		$463,673,006
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($109,613,740 ÷ 4,662,717 shares outstanding) no par value, unlimited shares authorized		$23.51
Service Shares:
Net asset value per share ($306,047,987 ÷ 13,002,612 shares outstanding) no par value, unlimited shares authorized		$23.54
Class R6 Shares:
Net asset value per share ($48,011,279 ÷ 2,038,814 shares outstanding) no par value, unlimited shares authorized		$23.55
*See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $48,665 received from affiliated holdings*)			$5,756,643
Net Income on securities loaned (includes $518 earned from affiliated holdings related to cash collateral balances*)			6,076
TOTAL INCOME			5,762,719
Expenses:
Management fee (Note 5)		$1,358,364
Custodian fees		28,487
Transfer agent fees (Note 2)		234,553
Directors’/Trustees’ fees (Note 5)		5,731
Auditing fees		25,800
Legal fees		8,187
Other service fees (Notes 2 and 5)		732,831
Portfolio accounting fees		137,961
Share registration costs		57,373
Printing and postage		27,789
Miscellaneous (Notes 5)		121,822
TOTAL EXPENSES		2,738,898
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(458,653)
Reimbursement of other operating expenses (Notes 2 and 5)	(108,956)
TOTAL WAIVER AND REIMBURSEMENTS		(567,609)
Net expenses			2,171,289
Net investment income			$3,591,430
Annual Shareholder Report
24

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $34,579 on sales of investments in affiliated holdings*)	$77,062,474
Net realized gain on futures contracts	4,880,708
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $160,907 of investments in affiliated holdings*)	85,888,805
Net change in unrealized appreciation of futures contracts	446,656
Net realized and unrealized gain (loss) on investments and futures contracts	168,278,643
Change in net assets resulting from operations	$171,870,073
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,591,430	$4,537,207
Net realized gain	81,943,182	56,612,110
Net change in unrealized appreciation/depreciation	86,335,461	(72,752,933)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	171,870,073	(11,603,616)
Distributions to Shareholders:
Institutional Shares	(14,480,292)	(14,910,440)
Service Shares	(40,189,935)	(32,784,880)
Class R6 Shares	(6,285,569)	(5,026,616)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,955,796)	(52,721,936)
Share Transactions:
Proceeds from sale of shares	61,343,711	65,446,293
Net asset value of shares issued to shareholders in payment of distributions declared	59,208,359	51,192,413
Cost of shares redeemed	(144,405,327)	(227,708,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,853,257)	(111,070,123)
Change in net assets	87,061,020	(175,395,675)
Net Assets:
Beginning of period	376,611,986	552,007,661
End of period	$463,673,006	$376,611,986
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $567,609 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$63,946	$(37,596)
Service Shares	163,575	(71,360)
Class R6 Shares	7,032	—
TOTAL	$234,553	$(108,956)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$732,831
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $13,901,526. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,091,517	$1,112,206
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$464,568*
*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$4,880,708

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$446,656
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	963,285	$20,853,211	1,210,184	$21,267,418
Shares issued to shareholders in payment of distributions declared	738,495	13,963,744	759,734	14,462,392
Shares redeemed	(1,800,233)	(38,449,085)	(4,998,532)	(91,016,876)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(98,453)	$(3,632,130)	(3,028,614)	$(55,287,066)

Year Ended October 31	2021		2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,378,605	$30,037,709	2,192,153	$37,888,157
Shares issued to shareholders in payment of distributions declared	2,072,134	39,145,773	1,666,166	31,823,950
Shares redeemed	(4,145,585)	(88,164,671)	(6,433,367)	(115,084,626)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(694,846)	$(18,981,189)	(2,575,048)	$(45,372,519)
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Year Ended October 31	2021		2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	479,425	$10,452,791	358,585	$6,290,718
Shares issued to shareholders in payment of distributions declared	321,962	6,098,842	257,662	4,906,071
Shares redeemed	(807,849)	(17,791,571)	(1,177,349)	(21,607,327)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(6,462)	$(1,239,938)	(561,102)	$(10,410,538)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(799,761)	$(23,853,257)	(6,164,764)	$(111,070,123)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$3,071,107	$4,780,951
Long Term Capital Gains	$57,884,689	$47,940,985
1
For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$16,083,242
Net unrealized appreciation	$207,695,621
Undistributed long-term capital gains	$66,197,318
2
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market on futures contracts.
At October 31, 2021, the cost of investments for federal tax purposes was $257,968,911. The net unrealized appreciation of investments for federal tax purposes was $207,695,621. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $211,697,984 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,002,363. The amounts presented are inclusive of derivative contracts.
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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Manager voluntarily waived $450,182 of its fee and reimbursed $108,956 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Manager reimbursed $8,471.
Other Service Fees
For the year ended October 31, 2021, FSSC received $15,282 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2021, the Fund engaged in a sale transaction with a fund that has a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. This sale transaction complied with Rule 17a-7 under the Act and amounted to $226,565. Net realized gain recognized on this transaction was $150,507.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$135,231,895
Sales	$218,467,466
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2021, 100% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2021, 100% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2021, the amount of long-term capital gains designated by the Fund was $57,884,689.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated hermes Mid-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$ 1,000.00	$1,032.00	$1.59
Service Shares	$ 1,000.00	$ 1,030.70	$2.87
Class R6 Shares	$ 1,000.00	$1,032.00	$1.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$ 1,000.00	$1,023.64	$1.58
Service Shares	$ 1,000.00	$1,022.38	$2.85
Class R6 Shares	$ 1,000.00	$1,023.69	$1.53
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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55

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report
57

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report
58

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
October 31, 2021

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2020 through October 31, 2021. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2021, was 40.91% for Class C Shares, 41.28% for Class R Shares, 42.34% for Institutional Shares and 42.02% for Service Shares. The total return of the Standard & Poor’s 500® Index (S&P 500),1 the Fund’s broad-based securities market index, was 42.91% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund’s performance relative to the performance of the S&P 500). During the reporting period, the Fund’s investment strategy focused on the use of the enhanced strategies, which was the most significant factor affecting the Fund’s performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the S&P 500.
MARKET OVERVIEW
During the reporting period, the domestic equity market put in a strong performance as evidenced by the 43.65% return of the S&P Composite 1500 Index.2 Small-cap stocks led the market with the S&P SmallCap 600 Index3 returning 58.94% for the period. Mid-cap stock performance trailed that of its smaller peers as evidenced by the S&P MidCap 400 Index4 returning 48.90%. Large-cap stocks, as represented by the S&P 500, returned 42.91% for the period. The largest 100 stocks in the S&P Composite 1500 Index, the S&P 100 Index,5 had the worst performance of the market cap segments but still managed to return a robust 42.81% for the period. Growth stocks outperformed value stocks as the S&P Composite 1500 Growth Index6 returned 45.07% vs. the 42.54% return of the S&P Composite 1500 Value Index.7
Within the S&P 500, all 11 sectors8 generated positive returns during the reporting period. Energy led the way, advancing 111.28%, followed by Financials (72.14%) and Information Technology (46.93%). The Utilities sector posted the weakest results (10.68%), followed by Consumer Staples (19.02%) and Health Care (33.82%).
Annual Shareholder Report

Microsoft Corporation (Information Technology), Apple Inc. (Information Technology) and Alphabet Inc. Class A (Communication Services) posted the strongest contribution to performance in the S&P 500, while Penn National Gaming, Inc. (Consumer Discretionary), Clorox Company (Consumer Staples) and MarketAxess Holdings Inc. (Financials) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund primarily consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management’s quantitative analysis of the securities. The Fund also invested in stocks not represented in the S&P 500 issued in initial public offerings (IPOs).9 During the reporting period, the Fund underperformed the S&P 500 by -0.57% on a net basis and -0.06% on a gross basis. The quantitative strategy contributed negatively to the Fund’s performance while the IPO strategy contributed positively. The Fund invested in S&P 500 futures10 to provide equity exposure for the Fund’s cash balances, reducing tracking error to the Fund’s benchmark. Given the strong up-market, the futures hedging strategy had a positive effect on the Fund’s overall performance.
1
Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2
The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3
The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
4
The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
5
The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large-cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
6
The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7
The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
8
Sector classifications are based upon the classification of the Standard & Poor’s Global Industry Classification Standard.
9
Investing in IPOs involves special risks such as limited liquidity and increased volatility.
10
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*
The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Max-Cap Index Fund (the “Fund”) from October 31, 2011 to October 31, 2021, compared to the Standard & Poor’s 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2021

■ Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	39.91%	17.32%	14.70%
Class R Shares	41.28%	17.67%	15.06%
Institutional Shares	42.34%	18.54%	15.91%
Service Shares	42.02%	18.20%	15.58%
S&P 500	42.91%	18.93%	16.21%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	27.2%
Health Care	12.8%
Consumer Discretionary	12.4%
Financials	11.0%
Communication Services	10.5%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.4%
Utilities	2.4%
Derivative Contracts[2]	0.1%
Securities Lending Collateral[3,4]	0.0%
Cash Equivalents[5]	2.6%
Other Assets and Liabilities—Net[6]	(0.1)%
TOTAL[7]	100%
1
Except for Derivative Contracts, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Represents less than 0.1%.
4
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
6
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2021
Shares			Value
	[1]	COMMON STOCKS—97.4%
		Communication Services—10.5%
6,752		Activision Blizzard, Inc.	$ 527,939
2,468	[2]	Alphabet, Inc., Class A	7,307,550
2,310	[2]	Alphabet, Inc., Class C	6,850,097
59,522		AT&T, Inc.	1,503,526
997	[2]	Charter Communications, Inc.	672,865
38,004		Comcast Corp., Class A	1,954,546
1,526	[2,3]	Discovery, Inc., Class A	35,769
1,904	[2]	Discovery, Inc., Class C	42,954
1,310	[2]	DISH Network Corp., Class A	53,802
2,556		Electronic Arts, Inc.	358,479
19,580	[2]	Facebook, Inc.	6,335,500
2,229		Fox Corp, Class A	88,580
1,660		Fox Corp, Class B	61,354
7,405		Interpublic Group of Cos., Inc.	270,801
2,865	[2]	Live Nation Entertainment, Inc.	289,795
6,288		Lumen Technologies, Inc.	74,576
2,458	[2]	Match Group, Inc.	370,617
3,355	[2]	Netflix, Inc.	2,315,990
6,653		News Corp., Inc., Class A	152,354
4,523		News Corp., Inc., Class B	102,039
1,586		Omnicom Group, Inc.	107,975
5,038	[2]	T-Mobile USA, Inc.	579,521
4,035	[2]	Twitter, Inc.	216,034
34,432		Verizon Communications, Inc.	1,824,552
4,462		ViacomCBS Inc., Class B	161,614
14,016	[2]	Walt Disney Co.	2,369,685
		TOTAL	34,628,514
		Consumer Discretionary—12.4%
581		Advance Auto Parts, Inc.	131,027
3,518	[2]	Amazon.com, Inc.	11,864,209
2,004	[2]	Aptiv PLC	346,472
166	[2]	AutoZone, Inc.	296,283
4,498		Bath & Body Works, Inc.	310,767
427		Best Buy Co., Inc.	52,196
349	[2]	Booking Holdings, Inc.	844,852
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
1,243		BorgWarner, Inc.	$56,022
1,588	[2]	Caesars Entertainment Corp.	173,823
1,285	[2]	CarMax, Inc.	175,942
214	[2]	Chipotle Mexican Grill, Inc.	380,712
947		D. R. Horton, Inc.	84,539
859		Darden Restaurants, Inc.	123,816
2,034		Dollar General Corp.	450,572
1,549	[2]	Dollar Tree, Inc.	166,920
241		Domino’s Pizza, Inc.	117,842
4,901		eBay, Inc.	376,005
1,073	[2]	Etsy, Inc.	268,990
2,222	[2]	Expedia Group, Inc.	365,319
29,777	[2]	Ford Motor Co.	508,591
478		Gap (The), Inc.	10,846
1,326		Garmin Ltd.	190,414
11,271	[2]	General Motors Co.	613,481
921		Genuine Parts Co.	120,752
1,248		Hanesbrands, Inc.	21,266
1,373		Hasbro, Inc.	131,478
2,514	[2]	Hilton Worldwide Holdings, Inc.	361,890
8,789		Home Depot, Inc.	3,267,223
3,639	[2]	Las Vegas Sands Corp.	141,230
1,316		Leggett and Platt, Inc.	61,655
2,556		Lennar Corp., Class A	255,421
1,617	[2]	LKQ Corp.	89,064
5,037		Lowe’s Cos., Inc.	1,177,751
2,452	[2]	Marriott International, Inc., Class A	392,369
6,236		McDonald’s Corp.	1,531,250
2,520		MGM Resorts International	118,843
290	[2]	Mohawk Industries, Inc.	51,391
10,256		Nike, Inc., Class B	1,715,726
585	[2]	O’Reilly Automotive, Inc.	364,057
1,270	[2]	Penn National Gaming, Inc.	90,932
2,766		Pulte Group, Inc.	132,989
302	[2]	PVH Corp.	33,018
122		Ralph Lauren Corp.	15,515
4,286		Ross Stores, Inc.	485,175
20,000	[2]	Solo Brands, Inc.	367,200
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
10,997		Starbucks Corp.	$1,166,452
6,093		Tapestry, Inc.	237,505
4,675		Target Corp.	1,213,724
6,622	[2]	Tesla, Inc.	7,376,908
9,427		TJX Cos., Inc.	617,374
787		Tractor Supply Co.	170,913
854	[2]	Ulta Beauty, Inc.	313,725
5,172	[2]	Under Armour, Inc., Class A	113,577
5,834	[2]	Under Armour, Inc., Class C	110,146
2,288		V.F. Corp.	166,749
367		Whirlpool Corp.	77,375
1,090	[2]	Wynn Resorts Ltd.	97,882
3,631		Yum! Brands, Inc.	453,657
		TOTAL	40,951,822
		Consumer Staples—5.6%
11,902		Altria Group, Inc.	524,997
4,082		Archer-Daniels-Midland Co.	262,228
1,933		Brown-Forman Corp., Class B	131,231
2,374		Campbell Soup Co.	94,841
2,380		Church and Dwight, Inc.	207,917
1,191		Clorox Co.	194,145
7,305		Colgate-Palmolive Co.	556,568
1,374		Constellation Brands, Inc., Class A	297,897
3,683		Costco Wholesale Corp.	1,810,342
1,897		Estee Lauder Cos., Inc., Class A	615,254
5,487		General Mills, Inc.	339,097
1,366		Hershey Foods Corp.	239,528
3,047		Hormel Foods Corp.	128,949
2,579		Kellogg Co.	158,093
2,983		Kimberly-Clark Corp.	386,269
4,654		Kraft Heinz Co./The	167,032
4,802		Kroger Co.	192,176
1,151		Lamb Weston Holdings, Inc.	64,974
236		McCormick & Co., Inc.	18,934
4,887		Molson Coors Beverage Company, Class B	215,468
8,877		Mondelez International, Inc.	539,189
2,794	[2]	Monster Beverage Corp.	237,490
11,504		PepsiCo, Inc.	1,859,046
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
14,256		Philip Morris International, Inc.	$1,347,762
20,069		Procter & Gamble Co.	2,869,666
929		Smucker (J.M.) Co.	114,137
3,780		Sysco Corp.	290,682
34,578		The Coca-Cola Co.	1,949,162
4,458		Tyson Foods, Inc., Class A	356,506
4,800	[2]	Vita Coco Co., Inc./The	64,800
5,599		Walgreens Boots Alliance, Inc.	263,265
11,902		WalMart Inc.	1,778,397
		TOTAL	18,276,042
		Energy—2.7%
9,338		APA Corp.	244,749
6,410		Baker Hughes a GE Co. LLC	160,763
15,892		Chevron Corp.	1,819,475
10,428		ConocoPhillips	776,782
5,284		Coterra Energy, Inc., Class A	112,655
4,126		Devon Energy Corp.	165,370
3,006		Diamondback Energy, Inc.	322,213
4,356		EOG Resources, Inc.	402,756
35,182		Exxon Mobil Corp.	2,268,183
5,776		Halliburton Co.	144,342
1,824		Hess Corp.	150,608
6,340		Kinder Morgan, Inc.	106,195
16,240		Marathon Oil Corp.	265,037
5,245		Marathon Petroleum Corp.	345,803
11,847		Occidental Petroleum Corp.	397,230
3,649		ONEOK, Inc.	232,149
4,054		Phillips 66	303,158
1,658		Pioneer Natural Resources, Inc.	310,013
6,061		Schlumberger Ltd.	195,528
1,404		Valero Energy Corp.	108,571
3,830		Williams Cos., Inc.	107,585
		TOTAL	8,939,165
		Financials—11.0%
7,891		Aflac, Inc.	423,510
3,599		Allstate Corp.	445,088
5,153		American Express Co.	895,488
6,424		American International Group, Inc.	379,594
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
816		Ameriprise Financial, Inc.	$246,538
1,315		Aon PLC	420,695
404		Assurant, Inc.	65,169
60,384		Bank of America Corp.	2,885,148
5,891		Bank of New York Mellon Corp.	348,747
1,577		Berkley, W. R. Corp.	125,529
15,720	[2]	Berkshire Hathaway, Inc., Class B	4,511,797
1,205		BlackRock, Inc.	1,136,869
2,452		Brown & Brown	154,746
4,618		Capital One Financial Corp.	697,457
1,123		Cboe Global Markets, Inc.	148,169
10,086		Charles Schwab Corp.	827,355
3,488		Chubb Ltd.	681,485
1,124		Cincinnati Financial Corp.	136,499
18,794		Citigroup, Inc.	1,299,793
2,775		Citizens Financial Group, Inc.	131,480
3,102		CME Group, Inc.	684,146
675		Comerica, Inc.	57,436
2,200		Discover Financial Services	249,304
203		Everest Re Group Ltd.	53,085
4,881		Fifth Third Bancorp	212,470
670		First Republic Bank	144,941
1,323		Franklin Resources, Inc.	41,661
655		Gallagher (Arthur J.) & Co.	109,824
904		Globe Life, Inc.	80,474
3,148		Goldman Sachs Group, Inc.	1,301,226
1,766		Huntington Bancshares, Inc.	27,797
3,301		Intercontinental Exchange, Inc.	457,056
9,027		Invesco Ltd.	229,376
25,421		JPMorgan Chase & Co.	4,318,774
6,336		KeyCorp	147,439
979		Lincoln National Corp.	70,635
4,555		Loews Corp.	255,399
1,038		M & T Bank Corp.	152,711
3,163		Marsh & McLennan Cos., Inc.	527,588
5,458		MetLife, Inc.	342,762
1,407		Moody’s Corp.	568,639
11,635		Morgan Stanley	1,195,845
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
717		MSCI, Inc., Class A	$476,719
969		NASDAQ, Inc.	203,364
1,884		Northern Trust Corp.	231,807
5,236		People’s United Financial, Inc.	89,745
3,313		PNC Financial Services Group	699,142
1,569		Principal Financial Group, Inc.	105,264
5,120		Progressive Corp., OH	485,786
4,661		Prudential Financial, Inc.	512,943
1,168		Raymond James Financial, Inc.	115,153
15,629		Regions Financial Corp.	370,095
1,629		S&P Global, Inc.	772,407
2,453		State Street Corp.	241,743
270	[2]	SVB Financial Group	193,698
4,022		Synchrony Financial	186,822
1,772		T. Rowe Price Group, Inc.	384,311
2,567		The Hartford Financial Services Group, Inc.	187,211
2,239		The Travelers Cos., Inc.	360,210
11,144		Truist Financial Corp.	707,310
11,578		U.S. Bancorp	698,964
32,915		Wells Fargo & Co.	1,683,931
392		Willis Towers Watson PLC	94,974
788		Zions Bancorporation, N.A.	49,636
		TOTAL	36,040,979
		Health Care—12.8%
14,743		Abbott Laboratories	1,900,225
15,889		AbbVie, Inc.	1,821,992
381	[2]	Abiomed, Inc.	126,507
2,303		Agilent Technologies, Inc.	362,700
558	[2]	Align Technology, Inc.	348,398
2,473		AmerisourceBergen Corp.	301,755
4,787		Amgen, Inc.	990,765
2,077		Anthem, Inc.	903,765
2,222	[2]	Aura Biosciences, Inc.	32,886
4,462		Baxter International, Inc.	352,320
2,467		Becton Dickinson & Co.	591,069
292		Bio-Techne Corp.	152,906
1,157	[2]	Biogen, Inc.	308,549
11,821	[2]	Boston Scientific Corp.	509,840
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
20,709		Bristol-Myers Squibb Co.	$1,209,406
270	[2]	Catalent, Inc.	37,222
5,273	[2]	Centene Corp.	375,649
2,837		Cerner Corp.	210,761
341	[2]	Charles River Laboratories International, Inc.	153,000
2,027		CIGNA Corp.	432,988
333		Cooper Cos., Inc.	138,834
10,429		CVS Health Corp.	931,101
5,151		Danaher Corp.	1,605,927
293	[2]	Davita, Inc.	30,249
1,470		Dentsply Sirona, Inc.	84,099
517	[2]	Dexcom, Inc.	322,200
5,125	[2]	Edwards Lifesciences Corp.	614,078
6,359		Eli Lilly & Co.	1,620,019
10,690		Gilead Sciences, Inc.	693,567
1,423		HCA Healthcare, Inc.	356,405
1,184	[2]	Henry Schein, Inc.	90,398
4,085	[2]	Hologic, Inc.	299,471
662		Humana, Inc.	306,612
930	[2]	IDEXX Laboratories, Inc.	619,510
1,186	[2]	Illumina, Inc.	492,261
1,949	[2]	Incyte Genomics, Inc.	130,544
3,369	[2]	Intuitive Surgical, Inc.	1,216,647
1,510	[2]	IQVIA Holdings, Inc.	394,744
21,719		Johnson & Johnson	3,537,591
1,314	[2]	Laboratory Corp. of America Holdings	377,144
1,260		McKesson Corp.	261,929
11,229		Medtronic PLC	1,345,908
18,548		Merck & Co., Inc.	1,633,151
169	[2]	Mettler-Toledo International, Inc.	250,269
12,889	[2]	Minerva Surgical, Inc.	120,641
3,224	[2]	Moderna, Inc.	1,112,957
1,154		Organon & Co.	42,410
1,600	[2]	Paragon 28, Inc.	33,664
798		PerkinElmer, Inc.	141,158
49,346		Pfizer, Inc.	2,158,394
2,000		Quest Diagnostics, Inc.	293,560
907	[2]	Regeneron Pharmaceuticals, Inc.	580,426
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,140		ResMed, Inc.	$299,717
11,111	[2]	Sonendo, Inc.	102,221
960		STERIS PLC	224,390
2,857		Stryker Corp.	760,162
463		Teleflex, Inc.	165,263
3,273		Thermo Fisher Scientific, Inc.	2,072,038
7,786		UnitedHealth Group, Inc.	3,585,219
2,288	[2]	Vertex Pharmaceuticals, Inc.	423,120
21,226		Viatris, Inc.	283,367
424	[2]	Waters Corp.	155,841
264		West Pharmaceutical Services, Inc.	113,488
1,920		Zimmer Biomet Holdings, Inc.	274,790
3,111		Zoetis, Inc.	672,598
		TOTAL	42,090,785
		Industrials—7.8%
4,903		3M Co.	876,068
3,746	[2]	Alaska Air Group, Inc.	197,789
1,833		Allegion PLC	235,174
6,323	[2]	American Airlines Group, Inc.	121,402
1,980		Ametek, Inc.	262,152
3,779	[2]	Boeing Co.	782,366
4,279		Carrier Global Corp.	223,492
4,365		Caterpillar, Inc.	890,504
638		Cintas Corp.	276,318
2,761	[2]	Copart, Inc.	428,756
18,232		CSX Corp.	659,451
1,039		Cummins, Inc.	249,194
2,758		Deere & Co.	944,091
1,376	[2]	Delta Air Lines, Inc.	53,843
988		Dover Corp.	167,051
3,065		Eaton Corp. PLC	504,989
6,460		Emerson Electric Co.	626,685
883		Equifax, Inc.	244,971
1,634		Expeditors International Washington, Inc.	201,407
5,281		Fastenal Co.	301,439
1,892		FedEx Corp.	445,623
2,702		Fortive Corp.	204,568
446	[2]	Generac Holdings, Inc.	222,358
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,057		General Dynamics Corp.	$417,057
8,671		General Electric Co.	909,328
4,940		Honeywell International, Inc.	1,079,983
2,170		Howmet Aerospace, Inc.	64,427
507		Hunt (J.B.) Transportation Services, Inc.	99,975
1,124		Huntington Ingalls Industries, Inc.	227,869
764		IDEX Corp.	170,043
3,511		IHS Markit Ltd.	458,958
2,487		Illinois Tool Works, Inc.	566,713
2,745	[2]	Ingersoll-Rand, Inc.	147,571
991		Jacobs Engineering Group, Inc.	139,156
5,413		Johnson Controls International PLC	397,152
1,298		Kansas City Southern Industries, Inc.	402,704
1,784		L3Harris Technologies Inc.	411,283
1,561		Lockheed Martin Corp.	518,752
2,555		Masco Corp.	167,480
10,663		Nielsen Holdings PLC	215,926
1,968		Norfolk Southern Corp.	576,722
787		Northrop Grumman Corp.	281,132
690		Old Dominion Freight Lines, Inc.	235,532
5,250		Otis Worldwide Corp.	421,627
3,216		PACCAR, Inc.	288,218
1,591		Parker-Hannifin Corp.	471,875
956		Pentair PLC	70,715
873		Quanta Services, Inc.	105,877
10,486		Raytheon Technologies Corp.	931,786
1,969		Republic Services, Inc.	265,027
614		Robert Half International, Inc.	69,425
459		Rockwell Automation, Inc.	146,605
928		Roper Technologies, Inc.	452,743
1,555		Smith (A.O.) Corp.	113,624
300		Snap-On, Inc.	60,969
4,735	[2]	Southwest Airlines Co.	223,871
1,168		Stanley Black & Decker Inc.	209,925
4,094		Textron Inc.	302,342
2,111		Trane Technologies plc	381,943
470	[2]	Transdigm Group, Inc.	293,195
5,486		Union Pacific Corp.	1,324,320
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
2,188	[2]	United Airlines Holdings, Inc.	$100,954
6,117		United Parcel Service, Inc.	1,305,796
1,040	[2]	United Rentals, Inc.	394,274
1,473		Verisk Analytics, Inc.	309,728
314		W.W. Grainger, Inc.	145,417
1,196		Wabtec Corp.	108,513
3,370		Waste Management, Inc.	539,975
1,240		Xylem, Inc.	161,932
		TOTAL	25,808,130
		Information Technology—27.2%
5,640		Accenture PLC	2,023,576
3,910	[2]	Adobe, Inc.	2,542,908
8,460	[2]	Advanced Micro Devices, Inc.	1,017,146
1,608	[2]	Akamai Technologies, Inc.	169,580
2,863		Amphenol Corp., Class A	219,792
4,579		Analog Devices, Inc.	794,411
797	[2]	Ansys, Inc.	302,525
128,627		Apple, Inc.	19,268,325
8,552		Applied Materials, Inc.	1,168,631
446	[2]	Arista Networks, Inc.	182,722
4,800	[2]	Arteris, Inc.	107,280
1,693	[2]	Autodesk, Inc.	537,714
3,304		Automatic Data Processing, Inc.	741,715
250	[2]	AvidXchange Holdings, Inc.	5,557
3,417		Broadcom, Inc.	1,816,716
917		Broadridge Financial Solutions	163,602
2,149	[2]	Cadence Design Systems, Inc.	372,013
326		CDW Corp.	60,848
819	[2]	Ceridian HCM Holding, Inc.	102,580
35,009		Cisco Systems, Inc.	1,959,454
1,296		Citrix Systems, Inc.	122,770
3,922		Cognizant Technology Solutions Corp.	306,269
7,086		Corning, Inc.	252,049
1,064	[2]	Enphase Energy, Inc.	246,454
356	[2]	F5 Networks, Inc.	75,169
5,300		Fidelity National Information Services, Inc.	586,922
5,160	[2]	Fiserv, Inc.	508,208
647	[2]	FleetCor Technologies Inc.	160,074
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,619	[2]	Fortinet Inc.	$544,534
1,175	[2]	Gartner, Inc., Class A	389,994
2,592		Global Payments, Inc.	370,630
789		Henry Jack & Associates, Inc.	131,353
8,409		Hewlett Packard Enterprise Co.	123,192
8,876		HP, Inc.	269,209
7,103		IBM Corp.	888,585
33,748		Intel Corp.	1,653,652
2,506		Intuit, Inc.	1,568,731
1,553		Juniper Networks, Inc.	45,844
2,370	[2]	Keysight Technologies, Inc.	426,647
1,249		KLA Corp.	465,577
1,115		Lam Research Corp.	628,380
7,215		Mastercard, Inc.	2,420,777
4,808		Microchip Technology, Inc.	356,225
9,623		Micron Technology, Inc.	664,949
60,955		Microsoft Corp.	20,213,897
343		Monolithic Power Systems	180,233
1,257		Motorola, Inc.	312,478
3,501		NetApp, Inc.	312,639
3,557		NortonLifeLock, Inc.	90,526
19,684		NVIDIA Corp.	5,032,608
2,023		NXP Semiconductors NV	406,340
11,694		Oracle Corp.	1,121,922
1,200		Paychex, Inc.	147,936
715	[2]	Paycom Software, Inc.	391,713
9,062	[2]	PayPal Holdings, Inc.	2,107,731
617	[2]	PTC, Inc.	78,575
1,770	[2]	Qorvo, Inc.	297,767
10,347		Qualcomm, Inc.	1,376,565
8,065	[2]	Salesforce.com, Inc.	2,417,000
1,384		Seagate Technology Holdings PLC	123,273
1,668	[2]	ServiceNow, Inc.	1,163,864
483		Skyworks Solutions, Inc.	80,724
1,711	[2]	Synopsys, Inc.	570,071
1,603		TE Connectivity Ltd.	234,038
409	[2]	Teledyne Technologies, Inc.	183,731
1,335		Teradyne, Inc.	184,550
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
6,762		Texas Instruments, Inc.	$1,267,740
1,799	[2]	Trimble, Inc.	157,179
283	[2]	Tyler Technologies, Inc.	153,731
106	[2]	Verisign, Inc.	23,603
13,941		Visa, Inc., Class A	2,952,286
5,169	[2]	Western Digital Corp.	270,287
3,096		Western Union Co.	56,409
2,221		Xilinx, Inc.	399,780
702	[2]	Zebra Technologies Corp., Class A	374,833
		TOTAL	89,447,318
		Materials—2.4%
1,927		Air Products & Chemicals, Inc.	577,734
1,628		Albemarle Corp.	407,765
1,379		Avery Dennison Corp.	300,236
998		Ball Corp.	91,297
1,126		CF Industries Holdings, Inc.	63,957
5,360		Corteva, Inc.	231,284
5,578		Dow, Inc	312,201
3,839		DuPont de Nemours, Inc.	267,194
815		Eastman Chemical Co.	84,784
1,342		Ecolab, Inc.	298,219
16,531		Freeport-McMoRan, Inc.	623,549
2,070		International Flavors & Fragrances, Inc.	305,222
2,660		International Paper Co.	132,122
4,323		Linde PLC	1,379,902
3,815		LyondellBasell Industries N.V.	354,108
423		Martin Marietta Materials	166,171
1,908		Mosaic Co./The	79,316
5,976		Newmont Corp.	322,704
2,120		Nucor Corp.	236,698
868		Packaging Corp. of America	119,237
2,149		PPG Industries, Inc.	345,065
689		Sealed Air Corp.	40,871
2,085		Sherwin-Williams Co.	660,132
905		Vulcan Materials Co.	172,059
5,248		WestRock Co.	252,429
		TOTAL	7,824,256
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—2.6%
351		Alexandria Real Estate Equities, Inc.	$71,653
3,200		American Tower Corp.	902,304
1,080		Avalonbay Communities, Inc.	255,614
1,047		Boston Properties, Inc.	118,981
4,341	[2]	CBRE Group, Inc.	451,811
3,699		Crown Castle International Corp.	666,930
2,510		Digital Realty Trust, Inc.	396,103
3,708		Duke Realty Corp.	208,538
552		Equinix, Inc.	462,063
3,167		Equity Residential Properties Trust	273,629
570		Essex Property Trust, Inc.	193,760
1,135		Extra Space Storage, Inc.	224,015
315		Federal Realty Investment Trust	37,910
5,287		Healthpeak Properties, Inc.	187,741
1,676		Iron Mountain, Inc.	76,493
12,046		Kimco Realty Corp.	272,240
1,061		Mid-American Apartment Communities, Inc.	216,667
6,280		ProLogis Inc.	910,349
1,736		Public Storage	576,664
2,324		Realty Income Corp.	166,003
802		Regency Centers Corp.	56,469
1,333		SBA Communications, Corp.	460,325
2,454		Simon Property Group, Inc.	359,707
2,860		UDR, Inc.	158,816
2,573		Ventas, Inc.	137,321
5,030		Vornado Realty Trust L.P.	214,429
1,689		Welltower, Inc.	135,796
6,050		Weyerhaeuser Co.	216,106
		TOTAL	8,408,437
		Utilities—2.4%
11,841		AES Corp.	297,564
2,207		Alliant Energy Corp.	124,850
279		Ameren Corp.	23,517
4,452		American Electric Power Co., Inc.	377,129
1,314		American Water Works Co., Inc.	228,873
2,321		CMS Energy Corp.	140,072
3,312		Consolidated Edison Co.	249,725
7,027		Dominion Energy, Inc.	533,560
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
2,905		DTE Energy Co.	$329,282
7,823		Duke Energy Corp.	798,024
409		Edison International	25,738
263		Entergy Corp.	27,094
1,395		Evergy, Inc.	88,931
3,176		EverSource Energy	269,643
7,379		Exelon Corp.	392,489
8,610		FirstEnergy Corp.	331,743
16,414		NextEra Energy, Inc.	1,400,607
1,919		NiSource, Inc.	47,342
1,280		NRG Energy, Inc.	51,059
585		Pinnacle West Capital Corp.	37,727
11,627		PPL Corp.	334,858
3,933		Public Service Enterprises Group, Inc.	250,925
2,598		Sempra Energy	331,583
9,135		Southern Co.	569,293
2,919		WEC Energy Group, Inc.	262,885
4,881		Xcel Energy, Inc.	315,264
		TOTAL	7,839,777
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,937,806)	320,255,225
		INVESTMENT COMPANIES—2.6%
35,250		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	35,250
8,619,739		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	8,622,325
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,655,830)	8,657,575
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $86,593,636)[5]	328,912,800
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	9,895
		TOTAL NET ASSETS—100%	$328,922,695
Annual Shareholder Report

At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
2S&P 500 E-Mini Index	38	$8,734,300	December 2021	$234,434
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2020	$—	$4,231,867	$4,231,867
Purchases at Cost	$647,989	$46,903,652	$47,551,641
Proceeds from Sales	$(612,739)	$(42,513,088)	$(43,125,827)
Change in Unrealized Appreciation/Depreciation	$—	$975	$975
Net Realized Gain/(Loss)	$—	$(1,081)	$(1,081)
Value as of 10/31/2021	$ 35,250	$8,622,325	$8,657,575
Shares Held as of 10/31/2021	35,250	8,619,739	8,654,989
Dividend Income	$4	$4,550	$4,554
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,734,300 at October 31, 2021, which represents 2.7% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
The cost of investments for federal tax purposes amounts to $88,561,250.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.21	$9.91	$12.74	$15.09	$14.54
Income From Investment Operations:
Net investment income	0.00[1,2]	0.04[1]	0.06[1]	0.06[1]	0.09
Net realized and unrealized gain	3.28	0.68	1.03	0.75	2.75
TOTAL FROM INVESTMENT OPERATIONS	3.28	0.72	1.09	0.81	2.84
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.06)	(0.07)	(0.09)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(2.01)	(1.42)	(3.92)	(3.16)	(2.29)
Net Asset Value, End of Period	$10.48	$9.21	$9.91	$12.74	$15.09
Total Return[3]	40.91%	8.04%	12.59%	6.09%	22.22%
Ratios to Average Net Assets:
Net expenses[4]	1.41%	1.42%[5]	1.41%	1.41%	1.42%
Net investment income	0.03%	0.46%	0.61%	0.48%	0.60%
Expense waiver/reimbursement[6]	0.10%	0.12%	0.10%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,915	$30,451	$35,742	$37,324	$41,904
Portfolio turnover[7]	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.44	$10.12	$12.92	$15.27	$14.68
Income From Investment Operations:
Net investment income	0.03[1]	0.07[1]	0.09[1]	0.10[1]	0.12
Net realized and unrealized gain	3.37	0.70	1.06	0.74	2.80
TOTAL FROM INVESTMENT OPERATIONS	3.40	0.77	1.15	0.84	2.92
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.09)	(0.10)	(0.13)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(2.03)	(1.45)	(3.95)	(3.19)	(2.33)
Net Asset Value, End of Period	$10.81	$9.44	$10.12	$12.92	$15.27
Total Return[2]	41.28%	8.39%	13.00%	6.31%	22.65%
Ratios to Average Net Assets:
Net expenses[3]	1.10%	1.11%[4]	1.08%	1.11%	1.11%
Net investment income	0.34%	0.75%	0.94%	0.79%	0.92%
Expense waiver/reimbursement[5]	0.10%	0.12%	0.11%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,899	$35,879	$38,142	$41,765	$47,867
Portfolio turnover[6]	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.64	$10.31	$13.09	$15.42	$14.80
Income From Investment Operations:
Net investment income	0.11[1]	0.14[1]	0.16[1]	0.21[1]	0.25
Net realized and unrealized gain	3.45	0.70	1.08	0.75	2.80
TOTAL FROM INVESTMENT OPERATIONS	3.56	0.84	1.24	0.96	3.05
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.16)	(0.20)	(0.23)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(2.10)	(1.51)	(4.02)	(3.29)	(2.43)
Net Asset Value, End of Period	$11.10	$9.64	$10.31	$13.09	$15.42
Total Return[2]	42.34%	9.16%	13.76%	7.16%	23.55%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%[4]	0.36%	0.36%	0.36%
Net investment income	1.07%	1.50%	1.66%	1.56%	1.67%
Expense waiver/reimbursement[5]	0.14%	0.16%	0.13%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,314	$119,545	$133,835	$137,792	$201,836
Portfolio turnover[6]	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.46	$10.14	$12.94	$15.28	$14.69
Income From Investment Operations:
Net investment income	0.08[1]	0.11[1]	0.13[1]	0.16[1]	0.17
Net realized and unrealized gain	3.38	0.70	1.06	0.75	2.81
TOTAL FROM INVESTMENT OPERATIONS	3.46	0.81	1.19	0.91	2.98
Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.13)	(0.16)	(0.19)
Distributions from net realized gain	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(2.07)	(1.49)	(3.99)	(3.25)	(2.39)
Net Asset Value, End of Period	$10.85	$9.46	$10.14	$12.94	$15.28
Total Return[2]	42.02%	8.87%	13.41%	6.85%	23.14%
Ratios to Average Net Assets:
Net expenses[3]	0.66%	0.66%[4]	0.66%	0.66%	0.66%
Net investment income	0.77%	1.23%	1.36%	1.24%	1.39%
Expense waiver/reimbursement[5]	0.39%	0.41%	0.39%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,795	$72,477	$107,852	$110,443	$144,226
Portfolio turnover[6]	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2021

Assets:
Investment in securities, at value including $33,050 of securities loaned and $8,657,575 of investment in affiliated holdings* (identified cost $86,593,636)		$328,912,800
Cash		2,431
Due from broker		437,000
Receivable for shares sold		181,208
Income receivable		238,623
Receivable for investments sold		204,491
Income receivable from affiliated holdings		160
Receivable for variation margin on futures contracts		38,619
TOTAL ASSETS		330,015,332
Liabilities:
Payable for investments purchased	$636,436
Payable for shares redeemed	169,518
Payable for collateral due to broker for securities lending	35,250
Payable for portfolio accounting fees	50,334
Payable for transfer agent fees (Note 2)	48,891
Payable for distribution services fee (Note 5)	43,821
Payable for other service fees (Notes 2 and 5)	36,033
Payable for share registration costs (Note 5)	20,938
Payable for management fee (Note 5)	8,105
Accrued expenses (Note 5)	43,311
TOTAL LIABILITIES		1,092,637
Net assets for 30,114,700 shares outstanding		$328,922,695
Net Assets Consists of:
Paid-in capital		$42,567,244
Total distributable earnings		286,355,451
TOTAL NET ASSETS		$328,922,695
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($35,915,342 ÷ 3,428,440 shares outstanding) no par value, unlimited shares authorized	$10.48
Offering price per share	$10.48
Redemption proceeds per share (99.00/100 of $10.48)	$10.38
Class R Shares:
Net asset value per share ($42,898,933 ÷ 3,968,184 shares outstanding) no par value, unlimited shares authorized	$10.81
Offering price per share	$10.81
Redemption proceeds per share	$10.81
Institutional Shares:
Net asset value per share ($159,313,559 ÷ 14,346,876 shares outstanding) no par value, unlimited shares authorized	$11.10
Offering price per share	$11.10
Redemption proceeds per share	$11.10
Service Shares:
Net asset value per share ($90,794,861 ÷ 8,371,200 shares outstanding) no par value, unlimited shares authorized	$10.85
Offering price per share	$10.85
Redemption proceeds per share	$10.85
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2021

Investment Income:
Dividends (including $4,550 received from an affiliated holding* and net of foreign taxes withheld of $443)			$4,365,887
Net income on securities loaned (includes $4 received from an affiliated holding* related to cash collateral balances) (Note 2)			539
TOTAL INCOME			4,366,426
Expenses:
Management fee (Note 5)		$913,144
Custodian fees		26,844
Transfer agent fees (Note 2)		299,904
Directors’/Trustees’ fees (Note 5)		5,012
Auditing fees		25,800
Legal fees		17,309
Distribution services fee (Note 5)		713,895
Other service fees (Notes 2 and 5)		292,998
Portfolio accounting fees		143,702
Share registration costs		68,042
Printing and postage		26,201
Miscellaneous (Note 5)		94,415
TOTAL EXPENSES		2,627,266
Waivers and Reimbursements:
Waiver/reimbursement of investment management fee (Note 5)	$(305,570)
Waiver/reimbursement of other operating expenses (Note 2 and 5)	(302,210)
TOTAL WAIVERS AND REIMBURSEMENTS		(607,780)
Net expenses			2,019,486
Net investment income			$2,346,940
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of ($1,081) on sales of investments in an affiliated holding*)	43,387,390
Net realized gain on futures contracts	2,887,290
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $975 of investments in an affiliated holding*)	54,315,228
Net change in unrealized depreciation of futures contracts	320,879
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	100,910,787
Change in net assets resulting from operations	$103,257,727
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,346,940	$3,341,446
Net realized gain	46,274,680	55,207,983
Net change in unrealized appreciation/depreciation	54,636,107	(35,253,295)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	103,257,727	23,296,134
Distributions to Shareholders:
Class C Shares	(6,400,546)	(5,045,055)
Class R Shares	(7,714,663)	(5,432,608)
Institutional Shares	(26,868,472)	(19,916,477)
Service Shares	(16,127,333)	(13,487,436)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(57,111,014)	(43,881,576)
Share Transactions:
Proceeds from sale of shares	34,150,924	39,077,307
Net asset value of shares issued to shareholders in payment of distributions declared	55,332,652	42,492,427
Cost of shares redeemed	(65,059,295)	(118,203,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,424,281	(36,634,089)
Change in net assets	70,570,994	(57,219,531)
Net Assets:
Beginning of period	258,351,701	315,571,232
End of period	$328,922,695	$258,351,701
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2021
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $607,780 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$25,449	$—
Class R Shares	109,857	(124)
Institutional Shares	101,976	(56,568)
Service Shares	62,622	(35,904)
TOTAL	$299,904	$(92,596)
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$83,390
Service Shares	209,608
TOTAL	$292,998
For the year ended October 31, 2021, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,800,755. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Annual Shareholder Report

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$33,050	$35,250
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for variation margin on futures contracts	$234,434*
*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$2,887,290

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$320,879
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2021		2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	246,523	$2,300,338	339,481	$2,955,462
Shares issued to shareholders in payment of distributions declared	712,742	6,008,783	543,476	4,770,810
Shares redeemed	(838,221)	(7,705,776)	(1,183,684)	(10,363,587)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	121,044	$603,345	(300,727)	$(2,637,315)

Year Ended October 31	2021		2020
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	660,773	$6,388,992	1,008,505	$8,846,131
Shares issued to shareholders in payment of distributions declared	881,931	7,679,925	595,458	5,358,343
Shares redeemed	(1,376,479)	(13,315,617)	(1,571,488)	(13,847,680)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	166,225	$753,300	32,475	$356,794

Year Ended October 31	2021		2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,676,479	$17,063,021	1,765,717	$16,766,160
Shares issued to shareholders in payment of distributions declared	2,877,498	25,836,124	2,079,777	19,074,736
Shares redeemed	(2,605,818)	(25,402,346)	(4,430,055)	(41,088,239)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,948,159	$17,496,799	(584,561)	$(5,247,343)
Annual Shareholder Report

Year Ended October 31	2021		2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	857,944	$8,398,573	1,170,774	$10,509,554
Shares issued to shareholders in payment of distributions declared	1,805,545	15,807,820	1,476,137	13,288,538
Shares redeemed	(1,952,638)	(18,635,556)	(5,620,962)	(52,904,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	710,851	$5,570,837	(2,974,051)	$(29,106,225)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,946,279	$24,424,281	(3,826,864)	$(36,634,089)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income	$2,502,648	$3,550,975
Long-term capital gains	$54,608,366	$40,330,601
As of October 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$8,357,476
Net unrealized appreciation	$240,351,550
Undistributed long-term capital gains	$37,646,425
1
For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, mark-to market of future contracts and non-taxable dividends.
At October 31, 2021, the cost of investments for federal tax purposes was $88,561,250. The net unrealized appreciation of investments for federal tax purposes was $240,351,550. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $240,773,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $422,402. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2021, the Manager voluntarily waived $298,963 of its fee.
Annual Shareholder Report

The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2021, the Manager reimbursed $6,607.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$250,823	$—
Class R Shares	208,427	—
Service Shares	254,645	(209,614)
TOTAL	$713,895	$(209,614)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2021, FSC retained $138,038 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2021, FSC retained $269 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2021, FSSC received $6,058 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares
Annual Shareholder Report

and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $226,565.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2021, were as follows:
Purchases	$97,100,397
Sales	$128,571,303
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the year ended October 31, 2021, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the year ended October 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2021, the amount of long-term capital gains designated by the Fund was $54,608,366.
For the fiscal year ended October 31, 2021, 100.00% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2021, 100.00% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Hermes Index Trust AND SHAREHOLDERS OF Federated Hermes max-Cap Index fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Index Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Index Trust) at October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,100.80	$7.47
Class R Shares	$1,000	$1,101.60	$5.93
Institutional Shares	$1,000	$1,104.90	$1.91
Service Shares	$1,000	$1,104.80	$3.50
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.10	$7.17
Class R Shares	$1,000	$1,019.56	$5.70
Institutional Shares	$1,000	$1,023.39	$1.84
Service Shares	$1,000	$1,021.88	$3.36
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.41%
Class R Shares	1.12%
Institutional Shares	0.36%
Service Shares	0.66%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised two portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002
Principal Occupations: Stephen F. Auth is Chief Investment Officer of
various Funds in the Federated Hermes Fund Family; Executive Vice
President, Federated Investment Counseling, Federated Global
Investment Management Corp. and Federated Equity Management
Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment
Management Company and Passport Research, Ltd. (investment
advisory subsidiary of Federated); Senior Vice President, Global
Portfolio Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
Research, Ltd.; Senior Managing Director and Portfolio Manager,
Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Max-Cap Index Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the
Annual Shareholder Report

Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
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management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $51,600

Fiscal year ended 2020 - $57,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $30,800 and $27,990 respectively. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $57,941

Fiscal year ended 2020 - $66,375

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2021